497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 8, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR
ACCUMULATOR(R), ACCUMULATOR(R) PLUS(SM), ACCUMULATOR(R) ELITE(SM) AND ACCUMULATOR(R) SELECT(SM)

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This Supplement updates certain information in the May 1, 2009 prospectus and statement of additional information for each of the products listed above (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectuses.

As of the date of this Supplement, we no longer offer the contracts for use as an Internal Revenue Code Section 403(b) Tax Sheltered Annuity. All references to "Tax sheltered annuity contracts", "TSAs" and "Rollover TSAs" are deleted from the Prospectuses.


        Accumulator(R) is issued by and is a registered service mark and
                Accumulator(R) Plus, Accumulator(R) Elite(SM) and
Accumulator(R) Select are issued by and are service marks of AXA Equitable Life
              AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-09-53(6/09)                                                     142490 (6/09)
8.2 Series NB                                                             x02670